Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,437,500
Previously Paid Amount	0
Total Fee Amount	2,131.92
Total Offset Amount	0
Net Fee	$ 2,131.92